Other operating income, net - Other operating income, net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of other operating income net [line items]
Other operating income, net		R$ 221,394	R$ 179,625	R$ 57,533
Commercial partnerships [member]
Summary of other operating income net [line items]
Other operating income, net	[1]	24,367	40,816	53,671
Merchandising [member]
Summary of other operating income net [line items]
Other operating income, net	[2]	29,672	44,396	52,092
Loyalty Program [member]
Summary of other operating income net [line items]
Other operating income, net	[3]	145	12,943	25,682
Ultracargo fire accident in Santos [member]
Summary of other operating income net [line items]
Other operating income, net	[4]		(3,733)	(4,951)
Fine for unrealized acquisition [member]
Summary of other operating income net [line items]
Other operating income, net	[5]			(286,160)
Extraordinary tax credits [member]
Summary of other operating income net [line items]
Other operating income, net	[6]	292,977	144,949	208,038
Conduct adjustment commitment – Tequimar [member]
Summary of other operating income net [line items]
Other operating income, net	[7]		(65,539)
Provision for decarbonization obligation [member]
Summary of other operating income net [line items]
Other operating income, net	[8]	(124,287)
Others [member]
Summary of other operating income net [line items]
Other operating income, net		R$ (1,480)	R$ 5,793	R$ 9,161

[1]	Refers to contracts with service providers and suppliers,which establish trade agreementsforconvenience stores and gas stations.
[2]	Refers to contracts with suppliers of convenience stores,which establish, among other agreements, promotional campaigns.
[3]	Refers to sales of “Km deVantagens” to partners of the loyalty program. Revenue is recognized at the time that the partners transferthe points to theircustomers.
[4]	For more informationabout the fire accident inUltracargo, see Note22.b.2.4.
[5]	Refers to a contractual fine paid in2018byCia.Ultragazin favor ofPetrobrasdue to the non-closing of the acquisition ofLiquigásDistribuidoraS.A (“Liquigás”) transaction rejected by the CADE.
[6]	ReferssubstantiallytoOxitenoS.A.,Ipiranga,Oleoquímica, EMCA,Tequimar,Ultracargoand TropicalPIS and COFINScredits (see Note7.a.2), and2019substantially toExtrafarma,Ipirangaand Iconic credits.
[7]	For more information, see Note22.b.2.4.
[8]	Refers to theobligationadopted by the Brazilian NationalBiofuelsPolicy – "RenovaBio"(implemented by Law No.13,576/2017, with additional regulations established by Decree No.9,888/2019and Ordinance No.419of November 20, 2019 issued by the Brazilian Ministry of Mines and Energy) to setdecarbonizationtargets for its sector.